Inventories - Schedule of Inventories, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 764	$ 1,025
Work in progress	482	4,205
Finished goods	172
Total inventories	$ 1,418	$ 5,230